OTHER PAYABLES	6 Months Ended
Dec. 31, 2024
OTHER PAYABLES
OTHER PAYABLES

NOTE 11. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Professional service fees	¥1,610,455	¥416,814	$57,103
Distributors and employees	586,929	599,992	82,199
Accrued expenses	229,385	213,718	29,279
Others	342,916	328,847	45,052
Total	¥2,769,685	¥1,559,371	$213,633

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Related Parties	RMB	(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥1,453,910	¥1,240,156	$169,901
Due to family members of the owners of BHD and FGS	845,159	547,159	74,960
Total	¥2,299,069	¥1,787,315	$244,861